Summary of Significant Accounting Policies - Fair Value, Property (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Fair value of the convertible preferred stock and common stock warrants which are liability classified		$ 19,905,700
TEMPO AUTOMATION INC
Property, Plant and Equipment [Line Items]
Fair value of the convertible preferred stock and common stock warrants which are liability classified	$ 5,573,000		$ 87,000
Computer equipment | TEMPO AUTOMATION INC
Property, Plant and Equipment [Line Items]
Useful life	3 years
Software | TEMPO AUTOMATION INC
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and fixtures | TEMPO AUTOMATION INC
Property, Plant and Equipment [Line Items]
Useful life	3 years
Manufacturing equipment | TEMPO AUTOMATION INC
Property, Plant and Equipment [Line Items]
Useful life	10 years